Provisions on Assets (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Provisions on Assets

Year Ended December 31	2020	2019
Midstream	$106	$34
Corporate/Other	3	382
	$109	$416